Revenue (Details) - Schedule of contract balances - CNY (¥) ¥ in Thousands	Aug. 31, 2021	Aug. 31, 2020
Schedule of contract balances [Abstract]
Account receivable	¥ 41,723	¥ 14,785
Contract liabilities - Current	425,954	386,493
Non-current contract liabilities	1,421	1,772
Refund liabilities	¥ 32,362	¥ 56,783